Form, Content and Other General Information	12 Months Ended
Dec. 31, 2017
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Form, Content and Other General Information

NOTE 1—FORM, CONTENT AND OTHER GENERAL INFORMATION

Form and content

Telecom Italia S.p.A. (the “Parent”), also “TIM S.p.A.”, and its subsidiaries form the “TIM Group” or the “Group”.

TIM is a joint-stock company (S.p.A.) organized under the laws of the Republic of Italy.

The registered offices of the Parent, TIM, are located in Milan, Italy, at Via Gaetano Negri 1.

The duration of the company, as stated in the company’s Bylaws, extends until December 31, 2100.

On July 27, 2017, the Board of Directors of TIM S.p.A. acknowledged the start, under Italian law, of the Direction and Coordination by Vivendi S.A..

On September 13, 2017, the Consob (the Italian Commission for Companies and the Stock Exchange) communicated that in its determination, “Vivendi exercises de facto control over TIM pursuant to Italian rules and regulations”.

The TIM Group consolidated financial statements at December 31, 2017 have therefore been prepared in accordance with the relevant provisions, indicating Vivendi S.A. as the “Controlling Entity” and TIM S.p.A. as the company subject to the Direction and Coordination of Vivendi S.A.

The TIM Group operates mainly in Europe, the Mediterranean Basin and South America.

The Group is engaged principally in the communications sector and, particularly, the fixed and mobile national and international telecommunications sector.

The TIM Group consolidated financial statements for the year ended December 31, 2017 have been prepared on a going concern basis (for further details see Note “Accounting policies”) and in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board (designated as “IFRS”).

In 2017, the Group has applied the accounting policies on a basis consistent with those of the previous years, except for the new standards and interpretations adopted by the Group starting from January 1, 2017 and described below.

The consolidated financial statements have been prepared under the historical cost convention, except for available-for-sale financial assets, financial assets held for trading and derivative financial instruments which have been measured at fair value. The carrying amounts of hedged assets and liabilities have been adjusted to reflect the changes in fair value of the hedged risks (fair value hedge).

In accordance with IAS 1 (Presentation of Financial Statements) comparative information included in the consolidated financial statements is, unless otherwise indicated, that of the preceding two years.

The TIM Group consolidated financial statements at December 31, 2017 are expressed in euro (rounded to the nearest million, unless otherwise indicated).

Publication of the TIM Group consolidated financial statements for the year ended December 31, 2017 was approved by resolution of the Board of Directors’ meeting held on March 6, 2018.

Financial statement formats

The financial statement formats adopted are consistent with those indicated in IAS 1. In particular:

•	the consolidated statement of financial position has been prepared by classifying assets and liabilities according to “current and non-current” criterion;

•	the separate consolidated income statement has been prepared by classifying operating expenses by nature of expense as this form of presentation is considered more appropriate and representative of the specific business of the Group, conforms to internal reporting and is in line with TIM’s industrial sector;

•	the consolidated statement of comprehensive income includes the profit or loss for the year as shown in the separate consolidated income statement and all other non-owner changes in equity;

•	the consolidated statement of cash flows has been prepared by presenting cash flows from operating activities according to the “indirect method”, as permitted by IAS 7 (Statement of Cash Flows).

Furthermore, according to IAS 1 (paragraphs 97 and 98), certain expense and income items that are material in terms of nature and amount are separately disclosed in the notes to the separate consolidated income statement. Specifically, such items include: income/expenses arising from the disposal of property, plant and equipment, business segments and investments; expenses stemming from company reorganization and streamlining processes and projects, also in connection with corporate transactions (mergers, spin-offs, etc.); expenses resulting from litigation and regulatory fines and related liabilities; other provisions and related reversals; costs for the settlement of disputes; and impairment losses on goodwill and/or other tangible and intangible assets.

Segment Reporting

An operating segment is a component of an entity:

•	that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity);

•	whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources (for the TIM Group, the Board of Directors of the Parent) to be allocated to the segment and assess its performance; and

•	for which discrete financial information is available.

In particular, the operating segments of the TIM Group are organized according to the relative geographical location of the telecommunications business (Domestic and Brazil).

The Sofora—Telecom Argentina group, which was sold on March 8, 2016, has been recognized under Discontinued operations.

The term “operating segment” is considered synonymous with “Business Unit”.

The operating segments of the TIM Group are as follows:

•	Domestic: includes operations in Italy for voice and data services on fixed and mobile networks for final customers (retail) and other operators (wholesale), the operations of the Telecom Italia Sparkle group (International wholesale), that operates internationally (in Europe, in the Mediterranean and in South America) in the development of fiber optic networks for wholesale customers, the operations of Olivetti (products and services for Information Technology), as well as INWIT S.p.A. (a company operating in the electronic communications infrastructure business, specifically relating to infrastructure for housing radio transmission equipment for mobile telephone networks, for both TIM and other operators) and the units supporting the Domestic sector.

•	Brazil: includes mobile (TIM Celular) and fixed (TIM Celular and Tim S.A. formerly Intelig) telecommunications operations in Brazil.

•	Other Operations: includes finance companies and other minor companies not strictly related to the core business of the TIM Group.